Trade and Other receivables (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Other Non-current Assets

	As of June 30,	As of December 31,
(€‘000)	2020	2019
R&D Tax credit receivable	3 378	3 051

Total Non-current Grant receivables	3 378	3 051

Deposits	231	257

Total Other non-current assets	231	257

Summary of Detailed Information About Non-current Trade Receivables

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Non-current trade receivables Mesoblast licence agreement	2 032	1 955
Net investment in Lease	343	477

Total Non-current Trade and Other receivables	2 375	2 432

Summary of Trade, Other Receivables and Other current assets

	As of June 30,	As of December 31,
(€‘000)	2020	2019
Trade receivables	451	156
Advance deposits	260	149
Net Investment in Lease	261	253
Other receivables	—	—

Total Trade and Other receivables	972	558

Current Grant receivables (RCAs)	272	693
Current Grant receivables (Others)	569	993

Total Current Grant receivables	841	1 686

Prepaid expenses	364	646
VAT receivable	430	356
Income and other tax receivables	140	251

Total Other current assets	934	1 253

Total Trade receivables, advances and other current assets	2 747	3 497